Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2022
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net
	As of December 31,
	2021	2022
	RMB	RMB
Leasehold improvement	346,732	208,518
Buildings	148,459	91,215
Furniture	14,480	9,327
Office equipment	27,031	19,656
Vehicles	99	68
Total cost of property and equipment	536,801	328,784
Less: Accumulated depreciation	(264,089)	(179,608)
Impairment	(41,889)	(17,918)
Add: Foreign exchange differences	252	17
Construction in progress	720	50
Total	231,795	131,325